Operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operations
1	Operations
Cosan Limited (“Cosan”) was incorporated in Bermuda on April 30, 2007. Cosan’s class A common shares are traded on the New York Stock Exchange, or “NYSE,” (ticker—CZZ). Mr. Rubens Ometto Silveira Mello is the ultimate controlling shareholder of Cosan. Cosan controls its subsidiaries Cosan S.A. and Cosan Logística S.A. (“Cosan Logística”) through a 64.59% and 73.49% interest, respectively. Cosan, Cosan S.A., Cosan Logística and its subsidiaries are collectively referred to as the “Company.”
On February 23, 2017, TPG VI Fundo de Investimento em Participações (“TPG”), a shareholder of Rumo S.A., exercised its right to exchange 11,479,987 shares issued by Rumo S.A. for shares issued by Cosan S.A. pursuant to the shareholders’ agreement entered into in 2010, subsequently added, between Cosan Logística, TPG, GIF, Cosan S.A. and the Company. Cosan S.A. and GIF agreed to settle financially the stock replacement obligation through of payment of R$ 275,780 and the shares received were valued at fair value in the amount of R$ 97,924 and recorded as capital reserve.
On October 16, 2017, Shell Gas B.V., Integral Investments B.V. and Shell Brazil Holding B.V. (“Shell”) exercised their put option on the shares issued by Comgás against Cosan Limited. The exercise was concluded on December 12, 2017, when Shell transferred 21,805,645 shares, which represents 16.77% of Comgás’s share capital for R$ 1,041,960. As part of the payment, we delivered to Shell 17,187,937 common shares issued by Cosan S.A., representing 4.21% of its capital stock, and also made a cash payment of R$208.7 million. As part of the process of simplifying its corporate structure, the Company offered Cosan S.A. the possibility of acquiring the Comgás shares, at the same price and conditions. The transaction was concluded on December 12, 2017. Cosan S.A. now holds 79.9% of Comgás shares and Cosan Limited now holds 58.21% of Cosan S.A. shares. As a result, Shell ceased to be a shareholder in Comgás.
On December 21, 2017, Cosan S.A. sold credit rights arising from severance claims filed against the Brazilian federal government, which was required to pay compensation for material damages resulting from the fixing of sugar and alcohol prices below their cost of production, in a total amount of R$1,340,000. In addition to the acquisition price, Cosan S.A. will be entitled to receive certain additional payments which are contingent upon the purchaser’s actual receipts from the receivables. The amount was received on January 31, 2018, as shown at statement of cash flows.
On March 19, 2018, CLE entered into an agreement with ExxonMobil pursuant to which CLE has received exclusive production, import, distribution and marketing rights in Brazil, Bolivia, Paraguay and Uruguay for lubricants and certain other related products under the Mobil brand until November 30, 2038. This agreement came into force on December 1, 2018.

On April 19, 2018, Cosan submitted to the São Paulo Stock, Commodities and Futures Exchange (B3 S.A. – Brasil, Bolsa, Balcão), or “B3,” a proposal relating to the discontinuation of our Brazilian Depositary Receipts, or “BDRs,” program pursuant to the procedure set forth in the B3’s Issuer Guide (
Manual do Emissor
). On October 10, 2018, the Company completed the deregistration with the Brazilian Securities Commission (Comissão de Valores Mobiliários), or “CVM,” and the delisting of our BDRs from the B3. The discontinuation of our BDR program was intended to reduce our regulatory costs and concentrate liquidity of the Company’s stock on the NYSE.
On April 20, 2018, the General Meeting approved the merger of Brado Holding S.A., Rumo Malha Norte Holding Ltda. and Tezza Consultoria de Negócios Ltda. by Rumo S.A., so that the merged companies will be extinguished and Rumo S.A. will succeed the merged ones. This transaction serves the interest of the parties and their shareholders, generating benefits to the parties by providing administrative efficiency and reducing operating costs. In addition, the incorporation of PGT S.A. was approved by ALL Armazéns Gerais Ltda.
On April 24, 2018, Raízen Combustíveis S.A. (“Raízen Combustíveis”) and its subsidiary Raízen Argentina Holdings S.A.U. entered into an agreement for the acquisition of Shell Compañía Argentina de Petróleo S.A and Energina Compañía Argentina de Petróleo S.A. from Shell Overseas Investments B.V. and B.V. Dordtsche Petroleum Maatschappij for an amount of R$3,917,438. Shell Argentina operates a petroleum refinery and distributes fuel through a network of petrol stations in Argentina. The acquisition was completed on October 1, 2018.
On May 31, 2018, CLI acquired control of TTA—SAS Techniques et Technologie Appliquées (“TTA”) and Lubrigrupo II—Comércio e Distribuição de Lubrificantes, S.A. (“LubrigrupoII”) for the amount of R$44,235 and R$11,339, respectively, generating an additional goodwill in the Moove segment of R$23,618 and R$6,856, respectively. The total consideration paid for these acquisitions, net of cash received, amounted to R$33,028 and R$10,044, respectively.

On June 30, 2018, the contingent consideration regarding the acquisition of Stanbridge Group Limited (“Stanbridge”) in November 2017 by the subsidiary Moove Lubricants Limited (“Moove Lubricants”) – previously known as “Comma Oil and Chemicals Limited,” was increased by R$31,726 (Note 10.2), due to the fulfillment of certain contractual conditions that resulted in an adjustment to the acquisition accounting.
Additionally, part of the purchase price was allocated in “Customer Relationship” at the amount of R$136,499 (Note 10.2), which represents a measurement period adjustment.
On December 20, 2018, CLI acquired control of Commercial Lubricants Moove Corp, or “Moove Corp,” (previously known as Commercial Lubricants, LLC (d/b/a Metrolube), or “Metrolube”), for an initial consideration of R$112,858, generating an additional goodwill in the Moove segment of R$67,548. The total consideration, net of cash received, amounted to R$112,858.
On December 21, 2018, CLI and CVC entered into an investment agreement pursuant to which CVC subscribed for shares in CLI’s capital in a total amount of R$588,637 (which is equivalent to 30% of CLI’s capital). Considering all conditions precedent provided in the investment agreement were satisfied, the transaction was concluded on March 29, 2019. As a result and pursuant to the terms of the investment agreement, CLI received R$454,000 at the closing of the transaction, R$65,482 on March 31, 2020 and will receive R$64,000 plus monetary variation by 2021, due to the satisfaction of conditions precedent on December 31, 2019 (See Note 8.2).

On March 28, 2019, Rumo S.A. announced that it won the tender (International Bidding No. 02/2018) organized by Brazilian Transportation Authority (
Agência Nacional de Transporte Terrestre
), or “ANTT,” to operate the railway network located between the cities of Porto Nacional in the state of Tocantins and Estrela d’Oeste in the state of São Paulo, for a period of 30 years from the date of signature, which was July 31, 2019.
Rumo’s bid was R$2,719,530 (R$2,904,778 adjusted with contractual parameters). The final grant of the concession to Rumo S.A. is subject to the completion of the remaining stages of the tender detailed in the tender notice, including an analysis of Rumo’s licensing documents. Rumo S.A. was required to pay: (i) 5% of the value of its bid within 45 days of the publication of ANTT’s final decision, and (ii) the remainder in 120 quarterly installments calculated pursuant to the terms of the concession agreement to be entered into in connection with the concession. This payment, in an amount of R$145,239, was completed on July 24, 2019.
On May 31, 2019, the Sanitation and Energy Regulatory Agency for the state of São Paulo (Agência Reguladora de Energia de São Paulo), or “ARSESP,” concluded the Fourth Ordinary Tariff Review regarding the update of Comgás’s tariffs to be applied across all segments from that date. Prices have been adjusted by an amount corresponding to inflation as measured by the General Market Price Index (Índice Geral de Preços - Mercado), or
“IGP-M,”
and to reflect increases in the cost of gas and its transportation cost in accordance with existing gas purchase contracts. The process of the Third Ordinary Tariff Review, which was contractually scheduled to take place in May 2014, is ongoing.
On June 11, 2019, the board of directors of Comgás, with the approval of Comgás’s fiscal council, approved a reduction in Comgás’s capital stock in the amount of R$1,500,000 without cancellation of shares and while preserving the existing percentage of shareholders’ interest in Comgás’s capital stock through a refund in cash to shareholders of part of their shares. The decision was based on the board of directors’ opinion that Comgás’s capital stock had become excessive for the normal development of its business and the achievement of its corporate purpose. As a result of this reduction, Comgás’s capital decreased from R$2,036,315 to R$536,315.

On August 6, 2019, Raízen Combustíveis and its subsidiary Raízen Conveniências S.A. (“Raízen Conveniências”) entered into a Share Purchase and Investment Agreement with Femsa Comércio, S.A. de C.V. and its subsidiaries (together, “Femsa Comércio”), which establishes the terms and conditions for the acquisition of interest in Raízen Conveniências by Femsa Comércio, as well as the formation of a joint venture in Brazil. Upon the closing of this transaction, Femsa Comercio will hold 50% of the capital stock of Raízen Conveniências through the subscription of new shares and the direct purchase of existing shares of the company’s capital stock currently held by Raízen Combustíveis. The transaction was completed on November 1, 2019. The joint venture has purpose the convenience and proximity store business, called Rede Integrada de Lojas de Convenências e Proximidade S.A., in which it was considered an Enterprise Value of R$1,122,000, with effect on interest in earnings of joint ventures of R$528,967 (Note 9), resulting from gains related to dilution of shares, sale of shares and the fair value in the formation of these joint venture.
On December 6, 2019, ARSESP published Resolution No. 933, which approved the amount of R$683,358 plus
monetary adjustment since April 2018, as a result of the Third Ordinary Tariff Review, to be applied to the value of the assets returned by Comgás, upon termination of the concession, or to any amounts payable by Comgás if the concession is renewed, or to any amounts payable in connection with any renewal of the concession agreement, as it comes to be defined by ARSESP, according to Resolution No. 995 of May 27, 2020. With the publication of the aforementioned resolution, there are no more ongoing discussions regarding tariffs related to previous periods with ARSESP. The amount indicated in
R
esolution

No.

933
 was not recognized in our financial statements because it does not comply with accounting standards.